                                                                                                            March 4, 2013

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street N.E.

Washington, DC 20549

RE:      Dreyfus Institutional Reserves Funds.

File No. 811-22169

Gentlemen:

            Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended December 31, 2012.

            Please direct any questions or comments to the attention of the undersigned at 212-922-6858.

                                                                                                            Very truly yours,

                                                                                                            /s/ Monica Giron

                                                                                                            Monica Giron

                                                                                                            Paralegal